                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated January 17, 2008 to PROSPECTUSES dated May 1, 2007

        Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders - Increase in Lifetime Income Bonus Rate to 7% for Newly Issued
                                    Optional
                       Income Plus for Life Series Riders

WHAT IS THE PURPOSE OF THIS SUPPLEMENT?

This Supplement revises certain information in the annuity prospectus supplement dated November 6, 2007 entitled "Additional Availability of Guaranteed Minimum Withdrawal Benefit Riders" ("Additional Availability Supplement"). The Additional Availability Supplement describes the conditions under which you may elect to exchange an existing guaranteed minimum withdrawal benefit Rider to your Contract for other optional guaranteed minimum withdrawal benefit Riders after you purchase a Contract. We revise that supplement to provide additional information about Income Plus for Life Series Riders issued on or after January 17, 2008. We define "Income Plus for Life Series" to mean either:
     -    Income Plus for Life; or
     -    Income Plus for Life -- Joint Life.

This Supplement is intended to supplement prospectuses dated May 1, 2007 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts issued before May 1, 2007 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.


--------------------------------------------------------------------------------
You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus") and retain all documents for future reference. If you would like another copy of the annuity prospectus (which includes the Additional Availability Supplement) please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

WHAT FEATURES OF AN INCOME PLUS FOR LIFE SERIES RIDER HAVE CHANGED?

We revise the Additional Availability Supplement to provide information on a change of the rate we use to calculate Lifetime Income Bonuses under an Income Plus for Life Series Rider issued on or after January 17, 2008:

     - BONUSES. If you defer taking withdrawals and qualify for the Lifetime Income Bonus applicable to the Income Plus for Life Series, we will increase the Benefit Base by 7% of the Contract Value at the time you purchased the Rider (i.e., the Contract Value we used to determine the initial "Benefit Base" under the new Rider) if we did not previously Step-up the Benefit Base and/or Lifetime Income Amount. We will continue to use a 6% for Income Plus for Life Series Riders issued before January 17, 2008.

HOW DO LIFETIME INCOME BONUSES WORK UNDER AN INCOME PLUS FOR LIFE SERIES RIDER?

We revise the section of the Additional Availability Supplement entitled "Increases in Guaranteed Amounts and Bonuses" to provide the following information about Lifetime Income Bonuses under an Income Plus for Life Series
Rider:

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year following purchase of an Income Plus for Life Series Rider during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years following purchase of an Income Plus for Life series Rider while it is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 7% of the total of First Year Contract Value and any Purchase Payments we added to the Benefit Base, if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount under the new Rider; otherwise
     - 7% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

(We use a 6% rate to calculate Lifetime Income Bonuses for Income Plus for Life Series Riders issued before January 17, 2008.)

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

DO I NEED TO SATISFY ANY CONDITIONS TO PURCHASE A NEW INCOME PLUS FOR LIFE SERIES RIDER?

Yes. Please refer to the Additional Availability Supplement for a description of these conditions. If you satisfy all other conditions, we will permit you to exchange an existing Income Plus for Life Series Rider (with a 6% Lifetime Income Bonus Rate) for a new Income Plus for Life Series Rider. We reserve the right, however, to suspend, modify, or terminate our offer of any guaranteed minimum benefit Rider at any time. We also reserve the right to refuse to issue any new guaranteed minimum withdrawal benefit Rider at our sole discretion.

EXAMPLES

We revise Appendix D-3 of the Additional Availability Supplement to provide two additional hypothetical illustrations of the benefits provided under the Income Plus for Life Series Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1AA AND 2AA ILLUSTRATE THE IMPACT OF WAITING TO START WITHDRAWALS UNDER INCOME PLUS FOR LIFE SERIES RIDERS ISSUED ON OR AFTER JANUARY 17, 2008. (Examples 1a and 2a in Appendix D-3 of the Additional Availability Supplement illustrate the impact of waiting to start withdrawals under Income Plus for Life Series Riders issued before January 17, 2008.) Please refer to Examples 1b, 1c and 1d in the Additional Availability Supplement for illustrations of the impact of additional Purchase Payments, Step-Ups and Excess Withdrawals under an Income Plus for Life Rider. Please refer to Examples 2b, 2c and 2d in the Additional Availability Supplement for illustrations of the impact of additional Purchase Payments, Step-Ups and Excess Withdrawals under an Income Plus for Life -- Joint Life Rider.

EXAMPLE 1AA. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE RIDER ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.




-----------------------------------------------------------------------------------------------------
                                                                                    BENEFIT BASE ON
 CONTRACT YEAR      PURCHASE        LIFETIME        WITHDRAWAL                         CONTRACT
                    PAYMENTS      INCOME AMOUNT        TAKEN           BONUS          ANNIVERSARY
-----------------------------------------------------------------------------------------------------
    At issue       $  100,000          N/A             $  0            $    0         $  100,000(1)
       1                0              N/A                0             7,000(2)         107,000(3)
       2                0              N/A                0             7,000            114,000
       3                0              N/A                0             7,000            121,000
       4                0              N/A                0             7,000            128,000
       5                0              N/A                0             7,000            135,000
       6                0              N/A                0             7,000            142,000
       7                0              N/A                0             7,000            149,000
       8                0              N/A                0             7,000            156,000
       9                0              N/A                0             7,000            163,000
       10               0              N/A                0             7,000            170,000
       11               0           $  8,500(4)         8,500             0              170,000
       12               0              8,500            8,500             0              170,000
       13               0              8,500            8,500             0              170,000
       14               0              8,500            8,500             0              170,000
       15               0              8,500            8,500             0              170,000
       20               0              8,500            8,500             0              170,000
-----------------------------------------------------------------------------------------------------

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 x $170,000 = $8,500)

EXAMPLE 2AA. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS UNDER AN INCOME PLUS FOR LIFE -- JOINT LIFE RIDER ISSUED ON OR AFTER JANUARY 17, 2008. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.


-----------------------------------------------------------------------------------------------------
                                                                                        BENEFIT BASE
 CONTRACT YEAR        PURCHASE         LIFETIME                                          ON CONTRACT
                      PAYMENTS       INCOME AMOUNT   WITHDRAWAL TAKEN       BONUS        ANNIVERSARY
-----------------------------------------------------------------------------------------------------
    At issue        $  100,000            N/A              $  0            $    0       $  100,000(1)
       1                 0                N/A                 0             7,000(2)       107,000(3)
       2                 0                N/A                 0             7,000          114,000
       3                 0                N/A                 0             7,000          121,000
       4                 0                N/A                 0             7,000          128,000
       5                 0                N/A                 0             7,000          135,000
       6                 0                N/A                 0             7,000          142,000
       7                 0                N/A                 0             7,000          149,000
       8                 0                N/A                 0             7,000          156,000
       9                 0                N/A                 0             7,000          163,000
       10                0                N/A                 0             7,000          170,000
       11                0             $  8,075(4)         8,075               0           170,000
       12                0                8,075            8,075               0           170,000
       13                0                8,075            8,075               0           170,000
       14                0                8,075            8,075               0           170,000
       15                0                8,075            8,075               0           170,000
       20                0                8,075            8,075               0           170,000
-----------------------------------------------------------------------------------------------------

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 7% of the total Purchase Payments to date (.07 x $100,000 = $7,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $7,000 = $107,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 x $170,000 = $8,075)








                                                              0108    333-71072
                                                                      333-70728
                                                                      333-70730
                                                                      333-70850
                                                                      333-71074
                                                                      033-79112
                                                                      033-46217
                                                                      333-83558
                                                                      333-61283